Convertible notes payable (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable		¥ (0)	¥ 149,090,866
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable			¥ 149,090,866